Debt - Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended																				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Russian Ruble [Member]	Dec. 31, 2012 Russian Ruble [Member]	Dec. 31, 2013 Russian Ruble [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Russian Ruble [Member] Banks and Financial Institutions [Member]	Dec. 31, 2013 Russian Ruble [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2012 Russian Ruble [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2013 Russian Ruble [Member] Corporate Lenders [Member]	Dec. 31, 2012 Russian Ruble [Member] Corporate Lenders [Member]	Dec. 31, 2013 Russian Ruble [Member] Corporate Lenders [Member] Short-term Debt [Member]	Dec. 31, 2012 Russian Ruble [Member] Corporate Lenders [Member] Short-term Debt [Member]	Dec. 31, 2013 U.S. Dollar [Member]	Dec. 31, 2012 U.S. Dollar [Member]	Dec. 31, 2013 U.S. Dollar [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 U.S. Dollar [Member] Banks and Financial Institutions [Member]	Dec. 31, 2013 U.S. Dollar [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2012 U.S. Dollar [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2013 Euro [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2013 Euro [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Euro [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Euro [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2013 Euro [Member] Corporate Lenders [Member]	Dec. 31, 2012 Euro [Member] Corporate Lenders [Member]	Dec. 31, 2013 Euro [Member] Corporate Lenders [Member] Short-term Debt [Member]	Dec. 31, 2012 Euro [Member] Corporate Lenders [Member] Short-term Debt [Member]	Dec. 31, 2013 Romanian Lei [Member]	Dec. 31, 2012 Romanian Lei [Member]	Dec. 31, 2013 Romanian Lei [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Romanian Lei [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Romanian Lei [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2013 Kazakh Tenge [Member]	Dec. 31, 2012 Kazakh Tenge [Member]	Dec. 31, 2013 Kazakh Tenge [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Kazakh Tenge [Member] Banks and Financial Institutions [Member]	Dec. 31, 2013 Kazakh Tenge [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2012 Kazakh Tenge [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2013 Turkish Lira [Member]	Dec. 31, 2012 Turkish Lira [Member]	Dec. 31, 2013 Turkish Lira [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Turkish Lira [Member] Banks and Financial Institutions [Member]	Dec. 31, 2012 Turkish Lira [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]	Dec. 31, 2013 Turkish Lira [Member] Banks and Financial Institutions [Member] Short-term Debt [Member]
Short-term Debt [Line Items]
Total short-term borrowings	$ 350,379	$ 180,955	$ 204,233	$ 42,755	$ 201,836	$ 40,629			$ 2,397	$ 2,126			$ 128,771	$ 15,698	$ 128,771	$ 15,698			$ 4,833	$ 53,640		$ 49,809		$ 4,833	$ 3,831				$ 46,055		$ 46,055		$ 10,416	$ 16,585	$ 10,416	$ 16,585			$ 2,126	$ 6,222	$ 2,126	$ 6,222
Current portion of long-term debt	1,134,533	1,255,277
Total short-term borrowings and current portion of long-term debt	$ 1,484,912	$ 1,436,232
Rate p.a., minimum %							9.00%				8.30%						2.30%						1.10%																				11.00%
Rate p.a., maximum %							15.30%				10.00%						8.00%						4.50%																				14.00%
Rate p.a., %								15.30%				0.00%						1.80%								2.80%	2.90%					9.90%					9.50%	9.50%						9.00%